SUBSEQUENT EVENTS (Details Texual) (USD $)	0 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended				0 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended			0 Months Ended
	Jul. 30, 2014	Jul. 14, 2014	Jul. 02, 2014	Feb. 29, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jul. 30, 2014 Common Stock	Jun. 30, 2012 Common Stock	Mar. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2011 Common Stock	Aug. 05, 2013 Convertible Series E Preferred Stock	Jul. 31, 2014 Convertible Series E Preferred Stock	Apr. 30, 2014 Convertible Series E Preferred Stock	Mar. 31, 2014 Convertible Series E Preferred Stock	Sep. 30, 2014 Convertible Series E Preferred Stock	Dec. 31, 2013 Convertible Series E Preferred Stock	Dec. 31, 2012 Convertible Series E Preferred Stock	Oct. 20, 2014 Subsequent Event	Oct. 31, 2014 Subsequent Event Common Stock	Mar. 31, 2014 Subsequent Event Common Stock	Oct. 31, 2014 Subsequent Event Convertible Series E Preferred Stock	Mar. 31, 2014 Subsequent Event Convertible Series E Preferred Stock	Oct. 31, 2014 Subsequent Event Convertible Series E Preferred Stock Maximum	Oct. 31, 2014 Subsequent Event Convertible Series E Preferred Stock Minimum	Oct. 31, 2014 Subsequent Event Series E Preferred Stock	Oct. 20, 2014 Subsequent Event Series E Preferred Stock Maximum	Oct. 20, 2014 Subsequent Event Series E Preferred Stock Minimum
Subsequent Event [Line Items]
Common Stock Units Sold		2,461,760	26,578,854	2,237,500								6,813,645												35,714,287
Proceeds From Sale Of Units Gross	$ 2,300,000		$ 9,800,000																					$ 10,000,000
Net Proceeds From Sale Of Units	2,200,000		8,900,000	847,500																				9,900,000
Conversion of Stock, Shares Converted																		181	50	1,529					3,535,714			1,473
Conversion of Stock, Shares Issued													19,021,775	1,153,143	750,000	7,500,000		543,000	150,000	4,587,000						4,419,000
Convertible Preferred Stock, Shares Issued upon Conversion																	3,000	3,000	3,000	3,000					33,324,114	3,000
Preferred Stock Convertible Conversion Price																	$ 0.33	$ 0.33	$ 0.33	$ 0.33						$ 0.33			$ 0.33	$ 0.28		$ 0.33	$ 0.28
Convertible Preferred Stock Conversion Issued Value																															$ 990
Preferred Stock, Shares Outstanding																					9,425	11,185	0								9,425
Common Stock Prior To Adjustment																									28,275,000
Other Preferred Stock Dividends and Adjustments					$ 0	$ 4,101,659	$ 0	$ 4,101,659	$ 4,101,659	$ 2,702,777	$ 10,088,832																$ 1,700,000